Fees and Expenses - Eaton Vance VT Floating-Rate Income Fund - Eaton Vance VT Floating-Rate Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance separate account (“Variable Contract”) or qualified pension or retirement plan (“Qualified Plan”). If these fees and expenses were included, expenses shown would be higher. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you participate through a Qualified Plan, the table does not reflect direct expenses of the plan, and you should consult your administrator for more information.
This table describes the expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Initial Class	ADV Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Initial Class	ADV Class	Institutional Class
Management Fees	0.58%	0.58%	0.58%
Distribution (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.36%	0.36%	0.11%
Total Annual Fund Operating Expenses	1.19%	0.94%	0.69%
[1]
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If these fees and expenses were included, expenses shown would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Initial Class shares	$121	$378	$654	$1,443
ADV Class shares	$96	$300	$520	$1,155
Institutional Class shares	$70	$221	$384	$859

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%

[1]
1	Other expenses include borrowing cost of 0.04% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Fund will vary over time based on the Fund’s use of borrowings and variations in market interest rates.